Consolidated Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 9,575,304	$ (22,792,952)		$ (37,189,679)		$ (8,836,362)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	648,848	15,996		20,225		24,826	[1]
Amortization of capitalized production costs	2,256,711	1,108,668		7,822,549		1,672,120	[1]
Bad debt	85,437	0
Impairment of capitalized production costs				2,075,000		861,825	[1]
Loss on extinguishment of debt	4,167	5,843,811		9,601,933		0	[1]
Loss on disposal of fixed assets	28,025	0
Warrant issuance expense				7,394,850		0	[1]
Change in fair value of warrant liability	(7,685,607)	0		(2,195,542)		0
Change in fair value of put rights and contingent consideration	246,000	0
Gain on extinguishment of debt	(4,500,000)	0
Compensation paid with shares of common stock	103,740	0
Changes in operating assets and liabilties:
Accounts receivable	1,310,988	(1,142,727)		(3,668,646)		0	[1]
Other current assets	2,215,132	0		161,250		(265,616)	[1]
Prepaid expenses		69,766		72,518		(7,679)	[1]
Related party receivable		(67,690)
Capitalized production costs	(39,861)	(256,714)		619,206		(2,736,321)	[1]
Deposits	662,922	(1,200,000)		(863,998)		0	[1]
Deferred revenue	(26,378)	(74,736)		(1,371,687)		0	[1]
Accrued compensation	187,500	122,500		185,000		315,000	[1]
Accounts payable	706,284	(1,323,714)		(1,393,296)		784,829	[1]
Other current liabilites	434,920	4,121,106		3,757,873		1,121,876	[1]
Warrant liability	456,814	0		50,000		0	[1]
Net Cash Used in Operating Activities	6,670,946	(15,576,686)		(14,922,444)		(7,065,502)	[1]
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash	1,250,000			(1,250,000)
Payment of working capital adjustment (West)	(185,031)
Purchase of fixed assets	(166,956)					(2,549)	[1]
Acquisition of West, net of cash acquired	13,626
Net Cash Used in Investing Activities	911,639			(1,250,000)		(2,549)	[1]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Loan and Security agreements	0	10,569,744		12,500,000		2,610,000	[1]
Repayment of Loan and Security agreements	0	(410,000)		(410,000)		(405,219)	[1]
Proceeds from production loan				0		440,130	[1]
Repayment of production loan				(4,263,602)			[1]
Proceeds from convertible note payable				0		3,164,000	[1]
Sale of common stock	500,000	6,225,000		7,500,000		0	[1]
Restricted cash	0	(1,250,000)
Proceeds from line of credit	750,000	0
Proceeds from note payable	1,975,000	0
Repayment of debt	(9,179,223)	0
Proceeds from the exercise of warrants	35,100	0
Exercise of put rights	(1,075,000)	0
Advances from related party	1,388,000	320,000		320,000		6,583,436	[1]
Repayment to related party	(681,773)	(1,288,383)		(1,204,093)		(3,324,686)	[1]
Net Cash Provided by Financing Activities	(6,287,896)	14,166,361		14,442,305		9,067,661	[1]
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	1,294,689	(1,410,325)		(1,730,139)		1,999,610	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	662,546	2,392,685	[1]	2,392,685	[1]	393,075	[1]
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,957,235	982,360		662,546		2,392,685	[1]
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest Paid	26,459	749,249		156,666		1,635,814	[1]
SUPPLEMENTAL DISCLOSURES OF NON CASH FLOW INFORMATION:
Refinance of related party debt to third party debt				0		8,774,337
Conversion of related party debt and interest to shares of common stock	0	3,073,410		3,073,410		0
Conversion of debt into shares of common stock	0	3,164,000		3,164,000		0
Conversion of loan and security agreements, including interest, into shares of common stock	0	20,434,858		22,091,388		0
Loan commitment fee and interest reserve	0	1,531,871		$ 7,034,990		$ 0
Liability for contingent consideration for the 42West Acquisition (see Note 4)	3,973,000	0
Liability for put rights to the Sellers of 42West (see Note 4)	3,700,000	0
Liabilities assumed in the 42West Acquisition (see Note 4)	1,011,000	0
Payment of certain accounts payable with shares of common stock	58,885	0
Issuance of shares of Common Stock Pursuant to Option Plan	486,424	0
Issuance of shares of Common Stock related to the West Acquisition (See Note 4)	$ 15,030,767	$ 0

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.